Property, Plant and Equipment - Schedule of Changes in Carrying Value of Property, Plant and Equipment (Parenthetical) (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Reconciliation of changes in property, plant and equipment [abstract]
Gross book value of assets retired	$ 129	$ 60	$ 93
Proceeds from sales of property, plant and equipment	$ 31	$ 20	$ 1